UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership I, L.P.
Address: 96 Cummings Point Road

         Stamford, CT  60906

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Senior Managing Director of Dolphin Holdings Corp.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     August 16, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $93,904 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11255                      Dolphin Holdings Corp.
2    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGOSY GAMING CO               COM              40228108      5367   116880 SH               DEFINED                 116880
ASCENTIAL SOFTWARE CORP        COM              04362P207      741    40000 SH               DEFINED                  40000
ASK JEEVES INC                 COM              45174109      1125    40056 SH               DEFINED                  40056
BEVERLY ENTERPRISES INC        COM              87851109      1607   129800 SH               DEFINED                 129800
CIRCUIT CITY STORES            COM              172737108     1284    80000 SH               DEFINED                  80000
DREYERS GRAND ICE CREAM HL I   COM              261877104     1938    24000 SH               DEFINED                  24000
FIDELITY NATL FINL INC         COM              316326107      501    15200 SH               DEFINED                  15200
GILLETTE CORP                  COM              375766102     9268   183600 SH               DEFINED                 183600
GUIDANT CORP                   COM              401698105    12615   170700 SH               DEFINED                 170700
HOLLINGER INTL INC             CL A             435569108     2151   195160 SH               DEFINED                 195160
I-MANY INC                     COM              44973Q103      375   235700 SH               DEFINED                 235700
INSIGHT COMMUNICATIONS CO      CL A             45768V108     1991   168000 SH               DEFINED                 168000
KERR-MCGEE CORP                COM              492386107     7833   100000 SH               DEFINED                 100000
KING PHARMACEUTICALS INC       COM              495582108      659    79325 SH               DEFINED                  79325
MANDALAY RESORT GROUP          COM              562567107     3355    47600 SH               DEFINED                  47600
MAY DEPARTMENT STORES CO       COM              577778103      478    12900 SH               DEFINED                  12900
MCI INC                        COM              552691107     1992    80000 SH  PUT          DEFINED                  80000
MCI INC                        COM              552691107     1544    62000 SH               DEFINED                  62000
MCI INC                        COM              552691107     1347    54100 SH  CALL         DEFINED                  54100
NEIGHBORCARE INC               COM              64015Y104     2094    71600 SH               DEFINED                  71600
PENN ENGINEERING & MFG CO      COM              707389300     4216   233600 SH               DEFINED                 233600
PENN ENGINEERING & MFG CO      CL A             707389102      312    17240 SH               DEFINED                  17240
PRIME GROUP REALTY TRUST       SH BEN INT       74158J103     1425   199000 SH               DEFINED                 199000
SPRINT CORP                    COM              852061100     1820    80000 SH               DEFINED                  80000
SPX CORP                       COM              784635104     3462    80000 SH               DEFINED                  80000
SUNGARD DATA SYSTEMS           COM              867363103      138     4000 SH  PUT          DEFINED                   4000
SUNGARD DATA SYSTEMS           COM              867363103     1066    30900 SH  CALL         DEFINED                  30900
TELESYSTEM INTL WIRELESS       COM              879946606     1220    80000 SH               DEFINED                  80000
TEMPLE-INLAND INC              COM              879868107     1016    14000 SH               DEFINED                  14000
THOMAS INDUSTRIES INC          COM              884425109     2414    60900 SH               DEFINED                  60900
TOYS R US                      COM              892335100      386    15000 SH  CALL         DEFINED                  15000
TOYS R US                      COM              892335100      309    12000 SH  CALL         DEFINED                  12000
UNITED DEFENSE INDS INC        COM              910183104     5139    70000 SH               DEFINED                  70000
UNOCAL CORP                    COM              915289102      617    10000 SH               DEFINED                  10000
VERITAS SOFTWARE CO            COM              923436109     2322   100000 SH               DEFINED                 100000
WESTERN WIRELESS CORP          COM              9.60E+208     9777    78000 SH               DEFINED                  78000